Taxes - Components of the income tax provision (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxes.
Current income tax	¥ 31,037	$ 4,437	¥ 561,041	¥ 1,551,288
Deferred income tax	(217,233)	(31,051)	(15,330)
Total income tax expenses (benefit)	¥ (186,196)	$ (26,614)	¥ 545,711	¥ 1,551,288